CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 747,129	$ 1,141,165
Accounts receivable, net of allowance of $40,750 and $16,750, respectively	1,007,074	1,012,697
Prepaid expenses	56,531	222,978
Inventories	600,790	344,692
Refundable tax assets	29,773	29,316
Total current assets	2,441,297	2,750,848
EQUIPMENT, NET	427,215	469,001
Intangible assets, net	770,882	1,110,111
Goodwill	983,645	983,645
Other assets	6,161	6,161
TOTAL ASSETS	4,629,200	5,319,766
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable - trade	2,301,149	1,593,861
Accounts payable - related parties	66,025	73,737
Accrued expenses	80,926	391,311
Accrued expenses - related parties	0	5,849
Deferred revenue	0	666,667
Convertible notes payable	0	750,000
Derivative liability - warrants	4,184,000	0
Note payable - current portion of long term debt	753,129	1,631,903
Total current liabilities	7,385,229	5,113,328
Long term debt	1,894	4,015
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock - $0.001 par value, 500,000,000 shares authorized, 165,263,674 and 90,992,954 shares issued and outstanding at 9/30/13 and 9/30/12, respectively	165,264	90,993
Additional paid in capital	17,565,568	13,995,554
Accumulated deficit	(20,537,825)	(13,915,931)
Total stockholders' (deficit) equity	(2,806,993)	170,616
Noncontrolling interest	49,070	31,807
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 4,629,200	$ 5,319,766